Interest-bearing loans and borrowings (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Principal, net of issuance costs	S/ 965,290	S/ 998,148
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	4.50%
Maturity date	Feb 8, 2023
Principal, net of issuance costs	S/ 965,290	998,148
Total non-current loans	S/ 965,290	S/ 998,148